Goldman Sachs GQG Partners International Opportunities Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.90%	6.99%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.82%	9.22%	10.31%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.56%	8.32%	9.70%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.50%	7.31%	8.41%